Inventories	12 Months Ended
Dec. 31, 2024
Inventories Disclosure [abstract]
Inventories
14. Inventories
(USD millions)	2024	2023

Raw material, consumables	843	963

Work in progress	3 448	3 502

Finished products	1 432	1 448

Total inventories	5 723	5 913

The following table shows the amount of inventory recognized as an expense in “Cost of goods sold” in the consolidated income statements from continuing operations:
(USD billions)	2024	2023	2022

Cost of goods sold	-6.3	-5.8	-5.2

The following table shows the recognized amount of inventory provision and reversals of inventory provision recorded in the consolidated income statements from continuing operations:
(USD millions)	2024	2023	2022

Inventory provisions	-526	-467	-373

Reversals of inventory provisions	156	111	121

The reversals mainly result from the release of products initially requiring additional quality control inspections and from the reassessment of inventory values manufactured prior to regulatory approval but for which approval was subsequently received.